Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Property, plant and equipment	$ 1,763	$ 7,811
Intangible assets	66	11,574
Digital assets	44,629	0
Goodwill	1,379	37,364
Interests in equity-accounted investees	66,109	68,223
Financial assets at fair value through profit or loss - non-current	252	1,103
Other non-current assets	6,678	1,352
Non-current assets	120,876	127,427
Deferred expenses	0	3,549
Inventories	7,032	6,566
Trade receivables	2,978	5,242
Deposits, prepayments and other receivables	11,860	7,975
Amounts due from related companies	4	3
Financial assets at fair value through profit or loss - current	31,192	10,562
Cash and cash equivalents	32,131	52,251
Current assets	85,197	86,148
Total assets	206,073	213,575
Liabilities
Deferred tax liabilities	8	2,165
Warrant liabilities	20,319	175
Lease liabilities - non-current	437	3,014
Other non-current liabilities	230	324
Non-current liabilities	20,994	5,678
Trade payables	3,142	3,668
Accrued expenses and other current liabilities	21,124	9,312
Contract liabilities	3,086	6,491
Lease liabilities - current	1,330	2,758
Liabilities for puttable financial instrument	0	14,309
Tax payable	31	13
Current liabilities	28,713	36,551
Total liabilities	49,707	42,229
Equity
Ordinary shares	25	19
Reserves	156,434	170,370
Total equity attributable to equity shareholders of the Company	156,459	170,389
Non-controlling interests	(93)	957
Total equity	156,366	171,346
Total equity and liabilities	206,073	213,575
Class A ordinary shares
Equity
Ordinary shares	23	17
Class B ordinary shares
Equity
Ordinary shares	$ 2	$ 2